SUBSEQUENT EVENTS - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	Mar. 11, 2024	Dec. 31, 2023
Avon Products, Inc | The Body Shop [member]
Subsequent Event
Amounts receivable, related party transactions		R$ 57,000
Distribution of dividends [member]
Subsequent Event
Dividends proposed or declared before financial statements authorised for issue	R$ 979,176
Dividends proposed or declared before financial statements authorised for issue (in brazilian real per share)	R$ 0.709217
Minimum mandatory dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	R$ 293,986
Minimum mandatory dividends as percentage of the adjusted net profit (as a percent)	30.00%